Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)

Shares		September 30, 2022 Fair Value
	Common Stock – 104.96%
	United States – 76.08%
	Aerospace / Defense – 1.35%
49,481	TransDigm Group, Inc.		$25,968,618
	Applications Software – 4.43%
130,306	Confluent, Inc., Class A*		3,097,374
82,990	Elastic NV*		5,953,703
124,089	Five9, Inc.*		9,304,193
208,856	Microsoft Corp.	(a)	48,642,562
31,900	Procore Technologies, Inc.*		1,578,412
86,308	PTC, Inc.*		9,027,817
228,626	Smartsheet, Inc., Class A*		7,855,589
			85,459,650
	Athletic Equipment – 0.27%
738,196	Peloton Interactive, Inc., Class A*		5,115,698
	Building Products - Cement / Aggregate – 1.67%
57,610	Martin Marietta Materials, Inc.		18,555,605
86,843	Vulcan Materials Co.		13,696,009
			32,251,614
	Coatings / Paint – 1.16%
108,906	The Sherwin-Williams Co.	(a)	22,298,504
	Commercial Services – 0.26%
12,783	Cintas Corp.		4,962,233
	Commercial Services - Finance – 1.91%
123,291	Global Payments, Inc.	(a)	13,321,593
52,301	S&P Global, Inc.		15,970,110
125,151	TransUnion		7,445,233
			36,736,936
	Communications Software – 2.04%
508,950	RingCentral, Inc., Class A*	(a)	20,337,642
255,805	Zoom Video Communications, Inc., Class A*		18,824,690
			39,162,332
	Computer Aided Design –7.78%
24,080	Altair Engineering, Inc., Class A*		$1,064,818
423,659	Cadence Design Systems, Inc.*	(a)	69,238,590
260,257	Synopsys, Inc.*	(a)	79,511,116
			149,814,524
	Computer Software – 1.88%
227,167	Dynatrace, Inc.*	(a)	7,907,683
204,519	Twilio, Inc., Class A*		14,140,444
343,170	ZoomInfo Technologies, Inc.*		14,296,462
			36,344,589

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)(continued)

Shares		September 30, 2022 Fair Value
	Common Stock – (continued)
	United States – (continued)
	E-Commerce / Products – 4.57%
780,067	Amazon.com, Inc.*	(a)	$88,147,571
	E-Commerce / Services – 4.74%
393,633	Expedia Group, Inc.*	(a)	36,879,476
1,062,152	Lyft, Inc., Class A*	(a)	13,988,542
573,042	Marqeta, Inc., Class A*		4,080,059
1,373,520	Uber Technologies, Inc.*	(a)	36,398,280
			91,346,357
	Energy - Alternate Sources – 0.24%
347,845	Stem, Inc.*		4,640,252
	Enterprise Software / Services – 5.82%
351,837	Alteryx, Inc., Class A*		19,646,578
99,977	Atlassian Corp. PLC, Class A*		21,054,156
102,718	Bill.com Holdings, Inc.*		13,596,782
166,227	Coupa Software, Inc.*		9,774,148
784,256	Qualtrics International, Inc., Class A*		7,983,726
474,322	SS&C Technologies Holdings, Inc.	(a)	22,648,876
1,378,901	UiPath, Inc., Class A*		17,387,942
			112,092,208
	Finance - Credit Card – 5.73%
51,528	American Express Co.		6,951,642
166,725	Mastercard, Inc., Class A	(a)	47,406,587
315,256	Visa, Inc., Class A	(a)	56,005,228
			110,363,457
	Finance - Other Services – 1.66%
354,085	Intercontinental Exchange, Inc.	(a)	31,991,580
	Human Resources – 0.76%
61,022	Paylocity Holding Corp.*		14,741,695
	Internet Content - Entertainment – 3.43%
487,511	Meta Platforms, Inc., Class A*	(a)	66,145,492
	Medical Labs & Testing Services – 0.27%
72,720	Catalent, Inc.*		5,262,019
	Medical - Biomedical / Genetics – 4.27%
425,440	Akero Therapeutics, Inc.*		14,486,232
672,294	Allovir, Inc.*		5,304,400
198,915	BioCryst Pharmaceuticals, Inc.*		2,506,329
153,242	Blueprint Medicines Corp.*		10,097,115
166,034	Caribou Biosciences, Inc.*		1,751,659
161,664	Cerevel Therapeutics Holdings, Inc.*		4,568,625
231,191	Certara, Inc.*		3,070,216

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)(continued)

Shares		September 30, 2022 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Medical - Biomedical / Genetics – (continued)
128,140	IGM Biosciences, Inc.*		$2,913,904
147,571	Keros Therapeutics, Inc.*		5,551,621
168,117	Sarepta Therapeutics, Inc.*	(a)	18,583,653
230,478	TG Therapeutics, Inc.*		1,364,430
294,581	Ultragenyx Pharmaceutical, Inc.*		12,198,599
			82,396,783
	Medical - Drugs – 0.48%
291,634	ORIC Pharmaceuticals, Inc.*		933,229
203,928	PMV Pharmaceuticals, Inc.*		2,426,743
239,052	Rhythm Pharmaceuticals, Inc.*		5,856,774
			9,216,746
	Metal Processors & Fabrication – 0.30%
100,172	Xometry, Inc., Class A*		5,688,768
	Private Equity – 0.39%
175,835	KKR & Co., Inc.		7,560,905
	REITs - Diversified – 3.03%
132,175	American Tower Corp.		28,377,972
52,690	Equinix, Inc.		29,972,180
			58,350,152
	Retail - Apparel / Shoes – 1.01%
230,651	Ross Stores, Inc.		19,436,960
	Retail - Building Products – 1.00%
102,253	Lowe’s Cos., Inc.	(a)	19,204,136
	Retail - Major Department Stores – 2.18%
676,651	The TJX Cos., Inc.		42,033,560
	Retail - Restaurants – 2.73%
26,453	Chipotle Mexican Grill, Inc.*		39,752,510
122,233	Yum! Brands, Inc.		12,998,257
			52,750,767
	Semiconductor Components - Integrated Circuits – 4.81%
311,330	Analog Devices, Inc.		43,380,722
437,416	QUALCOMM, Inc.	(a)	49,419,260
			92,799,982
	Semiconductor Equipment – 5.91%
162,824	KLA Corp.	(a)	49,275,427
111,815	Lam Research Corp.	(a)	40,924,290
315,104	Teradyne, Inc.		23,680,066
			113,879,783
	Total United States (Cost $1,325,512,272)		$1,466,163,871

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)(continued)

Shares		September 30, 2022 Fair Value
	Common Stock – (continued)
	Brazil – 0.63%
	Finance - Investment Banker / Broker – 0.63%
634,830	XP, Inc., Class A*		$12,068,118
	Total Brazil (Cost $17,089,978)		$12,068,118

	Canada – 0.30%
	Internet Application Software – 0.30%
216,275	Shopify, Inc., Class A*	(a)	5,826,449
	Total Canada (Cost $7,715,179)		$5,826,449

	China – 8.37%
	E-Commerce / Products – 3.37%
309,171	Alibaba Group Holding, Ltd. - Sponsored ADR*		24,730,588
616,728	JD.com, Inc. - Sponsored ADR*		31,021,419
147,833	Pinduoduo, Inc. - Sponsored ADR*		9,251,389
			65,003,396
	Entertainment Software – 0.94%
238,844	NetEase, Inc. - Sponsored ADR		18,056,606
	Enterprise Software / Services – 0.13%
4,241,447	Ming Yuan Cloud Group Holdings, Ltd.		2,512,482
	Real Estate Management / Services – 0.97%
1,062,991	KE Holdings, Inc. - Sponsored ADR*		18,623,602
	Schools – 0.66%
526,991	New Oriental Education & Technology Group, Inc. - Sponsored ADR*		12,631,974
	Transport - Services – 0.69%
2,029,797	Full Truck Alliance Co., Ltd. - Sponsored ADR*		13,295,170
	Web Portals / ISP – 1.61%
264,872	Baidu, Inc. - Sponsored ADR*		31,119,811
	Total China (Cost $194,642,912)		$161,243,041

	France – 6.62%
	Aerospace / Defense - Equipment – 4.76%
598,950	Airbus SE		52,157,218
429,109	Safran SA		39,519,607
			91,676,825
	Apparel Manufacturers – 0.49%
21,040	Kering SA		9,451,558

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)(continued)

Shares		September 30, 2022 Fair Value
	Common Stock – (continued)
	France – (continued)
	Textile - Apparel– 1.37%
44,346	LVMH Moet Hennessy Louis Vuitton SE	$26,517,948
	Total France (Cost $159,870,632)	$127,646,331

	Germany – 1.47%
	Aerospace / Defense – 0.74%
94,242	MTU Aero Engines AG	14,241,004
	Athletic Footwear – 0.73%
121,555	adidas AG	14,156,392
	Total Germany (Cost $44,128,330)	$28,397,396

	Hong Kong – 0.75%
	Casino Hotels – 0.75%
2,450,000	Galaxy Entertainment Group, Ltd.	14,481,713
	Total Hong Kong (Cost $13,283,087)	$14,481,713

	Israel – 0.18%
	Applications Software – 0.18%
157,183	JFrog, Ltd.*	3,475,316
	Total Israel (Cost $8,047,778)	$3,475,316

	Japan – 3.21%
	Audio / Video Products – 2.42%
725,700	Sony Group Corp.	46,556,705
	Finance - Other Services – 0.33%
473,178	Japan Exchange Group, Inc.	6,382,811
	Web Portals / ISP – 0.46%
3,377,703	Z Holdings Corp.	8,872,173
	Total Japan (Cost $73,257,492)	$61,811,689

	Netherlands – 1.79%
	Semiconductor Equipment – 1.79%
82,852	ASML Holding NV	34,412,578
	Total Netherlands (Cost $43,872,952)	$34,412,578

	Singapore – 0.38%
	E-Commerce / Products – 0.38%
129,431	Sea, Ltd. - Sponsored ADR*	7,254,608
	Total Singapore (Cost $5,057,019)	$7,254,608

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)(concluded)

Shares		September 30, 2022 Fair Value
	Common Stock – (continued)
	Taiwan – 2.49%
	Semiconductor Components - Integrated Circuits – 2.49%
700,689	Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR		$48,039,238
	Total Taiwan (Cost $51,995,669)		$48,039,238
	Uruguay – 2.69%
	Commercial Services - Finance – 0.17%
156,612	Dlocal, Ltd.*		3,213,678
	E-Commerce / Services – 2.52%
58,754	MercadoLibre, Inc.*	(a)	48,635,386
	Total Uruguay (Cost $43,710,895)		$51,849,064
	Total Common Stock (Cost $1,988,184,195)		$2,022,669,412
	Total Investments in Securities (Cost $1,988,184,195) – 104.96%		$2,022,669,412
	Total Purchased Options ( Cost $254,536,599) - 10.74%		206,925,186
	Total Securities Sold, Not Yet Purchased (Proceeds $1,007,605,690) - (39.40)%		(759,286,585)
	Other Assets, in Excess of Liabilities – 23.70%**		456,712,126
	Members’ Capital – 100.00%		$1,927,020,139

(a)	Partially or wholly held in a pledge account by the Custodian, the assets of which are pledged as collateral for securities sold, not yet purchased.
*	Non-income producing security
**	Includes $139,397,419 invested in U.S. Dollar Cash Reserve Account at the Bank of New York Mellon (the “Custodian”), which is 7.23% of Members’ Capital. $135,452,768 of the amount is held as restricted cash and is in a segregated account with the Custodian, primarily as collateral for swap contracts, in each case as at September 30 2022.
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		September 30, 2022 Fair Value
			Purchased Options – 10.74%
			Equity Options – 10.28%
			Equity Call Options – 4.02%
			United States – 3.06%
			Applications Software - 0.09%
$32,101,000	1,366	11/18/2022 $235	Microsoft Corp.	$1,639,200
			Auto - Cars / Light Trucks - 0.55%
79,248,000	3,048	12/16/2022 $260	Tesla, Inc.	10,668,000
			Beverages - Non-Alcoholic - 0.01%
16,602,000	2,767	11/18/2022 $60	The Coca-Cola Co.	166,020
			Commercial Services - Finance - 0.01%
10,267,500	1,369	12/16/2022 $75	Block, Inc.	288,859
			Communications Software - 0.01%
12,222,000	2,037	12/16/2022 $60	RingCentral, Inc., Class A	162,960
			Computers - 0.07%
86,924,000	5,608	11/18/2022 $155	Apple, Inc.	1,289,840
			Data Processing / Management - 0.03%
19,117,000	2,731	12/16/2022 $70	DocuSign, Inc.	660,902
			E-Commerce / Products - 0.30%
63,580,000	5,780	11/18/2022 $110	Amazon.com, Inc.	5,780,000
			E-Commerce / Services - 0.12%
49,687,500	265	1/20/2023 $1,875	Booking Holdings, Inc.	2,040,500
20,316,000	3,386	10/21/2022 $60	DoorDash, Inc., Class A	243,792
				2,284,292
			Electronic Component - Semiconductor - 0.11%
16,218,000	2,703	11/18/2022 $60	Advanced Micro Devices, Inc.	2,094,825
			Enterprise Software / Services - 0.00%
23,796,000	1,322	11/18/2022 $180	Salesforce, Inc.	88,574
			Finance - Credit Card - 0.14%
45,724,500	3,387	11/18/2022 $135	American Express, Co.	2,675,730
			Finance - Other Services - 0.03%
5,482,500	731	12/16/2022 $75	Coinbase Global, Inc., Class A	643,280
			Hotels & Motels - 0.61%
30,720,000	3,072	10/21/2022 $100	Hilton Worldwide Holdings, Inc.	6,451,200
19,952,500	1,735	1/20/2023 $115	Marriott International, Inc., Class A	5,239,700
				11,690,900
			Internet Content - Entertainment - 0.80%
86,850,000	6,948	1/20/2023 $125	Meta Platforms, Inc., Class A	15,424,560

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited)(continued)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		September 30, 2022 Fair Value
			Purchased Options – (continued)
			Equity Options – (continued)
			Equity Call Options – (continued)
			United States – (continued)
			Multimedia - 0.08%
$19,874,000	2,092	12/16/2022 $95	The Walt Disney Co.	$1,485,320
			Semiconductor Components - Integrated Circuits - 0.08%
15,235,000	1,385	12/16/2022 $110	QUALCOMM, Inc.	1,571,975
			Web Portals / ISP - 0.02%
14,290,500	1,361	11/18/2022 $105	Alphabet, Inc., Class A	317,113
			Total United States (Cost $129,589,631)	$58,932,350

			Canada - 0.07%
			Internet Application Software - 0.07%
8,200,000	3,280	11/18/2022 $25	Shopify, Inc., Class A	1,443,200
			Total Canada (Cost $3,716,336)	$1,443,200

			China - 0.87%
			E-Commerce / Products - 0.87%
13,555,000	2,711	12/16/2022 $50	JD.com, Inc. - Sponosored ADR	1,477,495
19,369,000	5,534	10/21/2022 $35	Pinduoduo, Inc. - Sponsored ADR	15,190,830
			Total China (Cost $10,810,539)	$16,668,325

			Taiwan - 0.02%
			Semiconductor Components - Integrated Circuits - 0.02%
18,488,000	2,311	12/16/2022 $80	Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	291,186
			Total Taiwan (Cost $1,028,462)	$291,186
			Total Equity Call Options (Cost $145,144,968)	$77,335,061

			Equity Put Options - 6.26%
			United States - 6.26%
			Communications Software - 0.65%
30,800,000	2,464	10/21/2022 $125	ZoomInfo Technologies, Inc., Class A	12,566,400
			Growth & Income - Large Cap - 1.30%
370,368,000	10,288	3/17/2023 $360	SPDR S&P 500 ETF Trust	25,061,568
			Sector Fund - Technology - 4.31%
153,033,000	5,277	12/16/2022 $290	Invesco QQQ Trust Series 1	14,416,764
399,022,000	15,347	3/17/2023 $260	Invesco QQQ Trust Series 1	27,762,723
540,070,000	20,380	3/17/2023 $265	Invesco QQQ Trust Series 1	40,882,280
				83,061,767

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited)(concluded)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		September 30, 2022 Fair Value
			Purchased Options – (continued)
			Equity Options – (continued)
			Equity Put Options - (continued)
			Total United States (Cost $103,806,331)	$120,689,735
			Total Equity Put Options (Cost $103,806,331)	$120,689,735
			Total Equity Options (Cost $248,951,299)	$198,024,796

			Currency Put Options - 0.46%
			United States - 0.46%
$5,062,422	94,624,718	12/16/2022 $5.35	USD-BRL	4,717,997
11,988,564	171,265,207	12/16/2022 $7.00	USD-CNH	4,182,393
			Total United States (Cost $5,585,300)	$8,900,390
			Total Currency Put Options (Cost $5,585,300)	$8,900,390
			Total Purchased Options (Cost $254,536,599)	$206,925,186

ADR	American Depository Receipt
BRL	Brazilian Real
CNH	Chinese Renminbi Yuan
ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depository Receipt
USD	United States Dollar

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)

Shares		September 30, 2022 Fair Value
	Securities Sold, Not Yet Purchased – 39.40%
	Common Stock – 39.40%
	United States – 34.40%
	Advertising Agencies – 0.95%
286,840	The Interpublic Group of Cos., Inc.	$7,343,104
174,533	Omnicom Group, Inc.	11,011,287
		18,354,391
	Advertising Services – 0.18%
59,193	The Trade Desk, Inc., Class A*	3,536,782
	Apparel Manufacturers – 0.28%
763,835	Hanesbrands, Inc.	5,316,292
	Appliances – 0.29%
41,850	Whirlpool Corp.	5,641,799
	Applications Software – 1.37%
429,381	C3.ai, Inc., Class A*	5,367,263
55,676	ServiceNow, Inc.*	21,023,814
		26,391,077
	Auto - Cars / Light Trucks – 2.68%
194,582	Tesla, Inc.*	51,612,876
	Beverages - Non-Alcoholic – 0.53%
182,408	The Coca-Cola Co.	10,218,496
	Commercial Services - Finance – 0.31%
142,069	H&R Block, Inc.	6,043,615
	Computer Data Security – 0.40%
47,985	Rapid7, Inc.*	2,058,556
34,307	Zscaler, Inc.*	5,639,042
		7,697,598
	Computer Software – 1.23%
97,194	Akamai Technologies, Inc.*	7,806,622
5,708	Bandwidth Inc., Class A*	67,925
88,765	Braze, Inc., Class A*	3,091,685
40,098	Cloudflare, Inc., Class A*	2,217,820
60,703	Fastly, Inc., Class A*	556,039
25,362	HashiCorp, Inc., Class A*	816,403
132,332	SolarWinds Corp.*	1,025,573
64,666	Splunk, Inc.*	4,862,883
107,176	Teradata Corp.*	3,328,887
		23,773,837
	Computers – 0.16%
122,715	HP, Inc.	3,058,058
	Computers - Memory Devices – 0.42%
150,833	Seagate Technology Holdings PLC	8,028,841

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)(continued)

Shares		September 30, 2022 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Consulting Services – 0.43%
48,574	Verisk Analytics, Inc.	$8,283,324
	Consumer Products - Miscellaneous – 1.24%
212,275	Kimberly-Clark Corp.	23,889,429
	Cosmetics & Toiletries – 0.90%
174,927	Colgate-Palmolive Co.	12,288,622
40,218	The Procter & Gamble Co.	5,077,522
		17,366,144
	Data Processing / Management – 0.37%
134,890	DocuSign, Inc.*	7,212,568
	Diversified Manufacturing Operations – 0.18%
69,500	A.O. Smith Corp.	3,376,310
	E-Commerce / Products – 0.66%
142,041	Poshmark, Inc., Class A*	2,225,782
321,696	Wayfair, Inc., Class A*	10,471,205
		12,696,987
	E-Commerce / Services – 0.09%
77,208	TripAdvisor, Inc.*	1,704,753
	Electric - Distribution – 0.71%
159,195	Consolidated Edison, Inc.	13,652,563
	Electric - Integrated – 1.71%
128,806	Duke Energy Corp.	11,981,534
263,154	PPL Corp.	6,670,954
208,600	The Southern Co.	14,184,800
		32,837,288
	Electronic Components - Semiconductors – 3.59%
101,574	GLOBALFOUNDRIES, Inc.*	4,911,103
106,910	Marvell Technology, Inc.	4,587,508
353,892	NVIDIA Corp.	42,958,950
107,994	Texas Instruments, Inc.	16,715,311
		69,172,872
	Electronic Forms – 1.36%
95,420	Adobe, Inc.*	26,259,584
	Enterprise Software / Services – 1.49%
13,246	HubSpot, Inc.*	3,578,009
675,291	Palantir Technologies Inc., Class A*	5,490,116
18,528	Salesforce, Inc.*	2,665,067
56,810	Veeva Systems, Inc., Class A*	9,366,833
49,721	Workday, Inc., Class A*	7,568,531
		28,668,556

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)(continued)

Shares		September 30, 2022 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Finance - Credit Card – 0.32%
459,916	The Western Union Co.	$6,208,866
	Food - Confectionery – 0.30%
42,413	The J M Smucker Co.	5,827,970
	Food - Miscellaneous / Diversified – 3.25%
333,485	Campbell Soup Co.	15,713,813
359,566	Conagra Brands, Inc.	11,732,639
213,123	General Mills, Inc.	16,327,353
269,350	Kellogg Co.	18,762,921
		62,536,726
	Internet Application Software – 0.18%
61,502	Okta, Inc.*	3,497,619
	Internet Infrastructure Software – 0.58%
76,952	F5, Inc.*	11,137,263
	Investment Management / Advisory Services – 2.25%
164,199	Apollo Global Management, Inc.	7,635,254
248,893	Franklin Resources, Inc.	5,356,177
288,979	T Rowe Price Group, Inc.	30,345,685
		43,337,116
	Medical - Biomedical / Genetics – 0.84%
71,597	Amgen, Inc.	16,137,964
	Networking Products – 0.48%
233,489	Cisco Systems, Inc.	9,339,560
	Real Estate Management / Services – 0.10%
241,917	Anywhere Real Estate, Inc.*	1,961,947
	REITs - Health Care – 0.24%
116,499	Ventas, Inc.	4,679,765
	REITs - Office Property – 0.92%
59,956	Boston Properties, Inc.	4,494,901
194,168	Brandywine Realty Trust	1,310,634
100,125	Douglas Emmett, Inc.	1,795,241
157,168	Hudson Pacific Properties, Inc.	1,720,990
142,944	SL Green Realty Corp.	5,740,631
116,008	Vornado Realty Trust	2,686,745
		17,749,142
	REITs - Shopping Centers – 1.00%
65,717	Federal Realty Investment Trust	5,922,416
327,701	Kimco Realty Corp.	6,032,975
137,008	Regency Centers Corp.	7,377,881
		19,333,272

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)(continued)

Shares		September 30, 2022 Fair Value
	Common Stock – (continued)
	United States – (continued)
	REITs - Warehouse / Industrial – 0.64%
122,145	Prologis, Inc.	$12,409,932
	Retail - Apparel / Shoes – 0.04%
141,849	Chico’s FAS, Inc.*	686,549
	Retail - Bedding – 0.01%
36,061	Bed, Bath & Beyond, Inc.*	219,611
	Retail - Major Department Stores – 0.26%
299,532	Nordstrom, Inc.	5,011,170
	Retail - Miscellaneous / Diversified – 0.27%
415,111	Sally Beauty Holdings, Inc.*	5,230,399
	Retail - Regional Department Stores – 0.47%
301,299	Kohl’s Corp.	7,577,670
95,033	Macy’s, Inc.	1,489,167
		9,066,837
	Retail - Restaurants – 0.10%
63,450	The Cheesecake Factory, Inc.	1,857,816
	Telecommunication Equipment – 0.30%
217,923	Juniper Networks, Inc.	5,692,149
	Telephone - Integrated – 0.32%
398,718	AT&T, Inc.	6,116,334
	Total United States (Proceeds $862,814,978)	$662,832,047

	Brazil – 0.01%
	Commercial Services - Finance – 0.01%
16,368	StoneCo, Ltd., Class A*	155,987
	Total Brazil (Proceeds $967,684)	$155,987

	Canada – 0.42%
	Medical - Drugs – 0.01%
109,357	Canopy Growth Corp.*	298,517
	Private Equity – 0.41%
190,982	Brookfield Asset Management, Inc., Class A	7,809,254
	Total Canada (Proceeds $13,460,299)	$8,107,771

	China – 1.42%
	Auto - Cars / Light Trucks – 0.19%
155,716	Li Auto, Inc. - Sponsored ADR*	3,583,025
	Computer Software – 0.00%
84,755	Tuya, Inc. - Sponsored ADR*	78,797

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)(continued)

Shares		September 30, 2022 Fair Value
	Common Stock – (continued)
	China – (continued)
	Computers – 0.06%
1,604,000	Lenovo Group. Ltd.	$1,115,663
	Internet Content - Information / Network – 0.80%
967,300	Kuaishou Technology*	6,278,288
271,300	Tencent Holdings, Ltd.	9,207,037
		15,485,325
	Metal - Aluminum – 0.05%
4,170,000	China Zhongwang Holdings, Ltd.*	892,444
	Retail - Drug Stores – 0.08%
799,900	Ping An Healthcare and Technology Co., Ltd.*	1,508,111
	Wireless Equipment – 0.24%
4,114,000	Xiaomi Corp., Class B*	4,695,785
	Total China (Proceeds $47,541,019)	$27,359,150

	France – 0.35%
	Advertising Services – 0.23%
91,930	Publicis Groupe SA	4,403,896
	REITs - Regional Malls – 0.12%
131,454	Klepierre SA	2,305,143
	Total France (Proceeds $7,106,181)	$6,709,039

	Germany – 1.02%
	Enterprise Software / Services – 1.02%
237,955	SAP SE	19,609,433
	Total Germany (Proceeds $30,397,422)	$19,609,433

	Hong Kong – 0.30%
	Electric - Integrated – 0.30%
1,171,000	Power Assets Holdings, Ltd.	5,877,451
	Total Hong Kong (Proceeds $8,708,928)	$5,877,451

	Israel – 0.64%
	Applications Software – 0.32%
55,141	Monday.com, Ltd.*	6,249,681
	Computer Data Security – 0.21%
35,614	Check Point Software Technologies, Ltd.*	3,989,480

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)(concluded)

Shares		September 30, 2022 Fair Value
	Common Stock – (continued)
	Israel – (continued)
	Internet Application Software – 0.11%
26,887	Wix.com, Ltd.*	$2,103,370
	Total Israel (Proceeds $13,255,196)	$12,342,531

	Switzerland – 0.64%
	Computers - Peripheral Equipment – 0.22%
94,868	Logitech International SA	4,363,928
	Medical - Drugs – 0.42%
106,208	Novartis AG - Sponsored ADR	8,072,870
	Total Switzerland (Proceeds $15,803,583)	$12,436,798

	Taiwan – 0.20%
	Semiconductor Components - Integrated Circuits – 0.20%
692,348	United Microelectronics Corp. - Sponsored ADR	3,856,378
	Total Taiwan (Proceeds $7,550,400)	$3,856,378
	Total Common Stock (Proceeds $1,007,605,690)	$759,286,585
	Total Securities Sold, Not Yet Purchased (Proceeds $1,007,605,690)	$759,286,585

*	Non-income producing security
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)

Notional Amount	Maturity Date*		September 30, 2022 Unrealized Gain ***

	Swap Contracts -2.15%
	Total Return Swap Contracts - Unrealized Gain - 4.09%
	United States – 2.24%
	Web Portals / ISP - 2.24%
$54,784,991	6/3/2024	Alphabet, Inc., Class A	$43,134,215

		Agreement with Morgan Stanley, dated 07/08/2011 to receive the total return of the shares of Alphabet Inc., Class A in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.45%**.

	Total United States		$43,134,215

	Australia - 0.35%
	Commercial Banks - Non-US - 0.30%
(10,208,990)	12/27/2024	Bank of Queensland, Ltd.	3,087,360

		Agreement with Morgan Stanley, dated 06/20/2018 to deliver the total return of the shares of Bank of Queensland, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

(8,485,208)	12/27/2024	Commonwealth Bank of Australia	572,519

		Agreement with Morgan Stanley, dated 02/24/2016 to deliver the total return of the shares of Bank of Queensland, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

(21,985,376)	12/27/2024	Westpac Banking Corp.	2,103,017

		Agreement with Morgan Stanley, dated 08/14/2015 to deliver the total return of the shares of Westpac Banking Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

			5,762,896

	Retail - Building Products - 0.05%
(6,665,832)	12/27/2024	Wesfarmers, Ltd.	891,566

		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Nikon Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Total Australia		$6,654,462

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(continued)

			September 30, 2022
Notional	Maturity		Unrealized
Amount	Date*		Gain ***

	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Gain - (continued)
	Brazil – 0.17%
	Commercial Services - Finance - 0.12%
$(4,525,808)	2/2/2023	Cielo SA	$2,368,654

		Agreement with Morgan Stanley, dated 02/12/2019 to deliver the total return of the shares of Cielo SA in exchange for interest based on the Daily Fed Funds Effective Rate less 1.00%**.

	Retail - Discount - 0.05%
15,275,937	2/2/2023	Magazine Luiza SA	920,162

		Agreement with Morgan Stanley, dated 07/02/2019 to receive the total return of the shares of Cielo SA in exchange for interest based on the Daily Fed Funds Effective Rate plus 1.00%**.

	Total Brazil		$3,288,816

	Japan - 0.59%
	Audio / Video Products - 0.19%
(10,498,361)	12/24/2024	Sharp Corp.	3,547,394

		Agreement with Morgan Stanley, dated 08/03/2012 to deliver the total return of the shares of Sharp Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.88%**.

	Bicycle Manufacturing - 0.04%
(9,745,450)	12/24/2024	Shimano, Inc.	770,953

		Agreement with Morgan Stanley, dated 05/09/2022 to deliver the total return of the shares of Shimano, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Building Products - Air & Heating - 0.02%
(9,894,651)	12/24/2024	Daikin Industries, Ltd.	308,380

		Agreement with Morgan Stanley, dated 04/22/2022 to deliver the total return of the shares of Daikin Industries, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(continued)

			September 30, 2022
Notional	Maturity		Unrealized
Amount	Date*		Gain ***

	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Gain - (continued)
	Japan – (continued)
	E-Commerce / Products - 0.07%
$(2,450,345)	12/24/2024	Rakuten Group, Inc.	$1,360,603

		Agreement with Morgan Stanley, dated 08/16/2021 to deliver the total return of the shares of Rakuten Group, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Electric - Integrated - 0.05%
(4,599,980)	12/24/2024	Chubu Electric Power Co., Inc.	697,273

		Agreement with Morgan Stanley, dated 07/28/2021 to deliver the total return of the shares of Chubu Electric Power Co., Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

(5,515,965)	12/24/2024	Tokyo Electric Power Co. Holdings, Inc.	289,033

		Agreement with Morgan Stanley, dated 02/17/2016 to deliver the total return of the shares of Tokyo Electric Power Co. Holdings, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

			986,306

	Office Automation & Equipment - 0.03%
(3,792,733)	12/24/2024	Canon, Inc.	243,265

		Agreement with Morgan Stanley, dated 03/31/2020 to deliver the total return of the shares of Canon, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

(622,522)	12/24/2024	Konica Minolta, Inc.	91,659

		Agreement with Morgan Stanley, dated 04/13/2011 to deliver the total return of the shares of Konica Minolta, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

(930,357)	12/24/2024	Ricoh Co., Ltd.	184,542

		Agreement with Morgan Stanley, dated 05/24/2012 to deliver the total return of the shares of Ricoh Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

			519,466

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(continued)

			September 30, 2022
Notional	Maturity		Unrealized
Amount	Date*		Gain ***

	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Gain - (continued)
	Japan – (continued)
	Photo Equipment & Supplies - 0.01%
$(897,573)	12/24/2024	Nikon Corp.	$185,460

		Agreement with Morgan Stanley, dated 10/29/2013 to deliver the total return of the shares of Nikon Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Semiconductor Equipment - 0.18%
(10,000,602)	12/24/2024	Advantest Corp.	3,474,386

		Agreement with Morgan Stanley, dated 08/26/2011 to deliver the total return of the shares of Advantest Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Total Japan		$11,152,948

	Netherlands – 0.00%
	Music - 0.00%
(6,685,573)	12/14/2023	Universal Music Group NV	57,719

		Agreement with Morgan Stanley, dated 08/22/2022 to deliver the total return of the shares of Universal Music Group NV in exchange for interest based on the Daily Fed Funds Effective Rate less 0.35%**.

	Total Netherlands		$57,719

	Spain – 0.30%
	Building - Heavy Construction - 0.30%
8,809,647	1/4/2024	Cellnex Telecom SA	5,828,303

		Agreement with Morgan Stanley, dated 05/06/2015 to receive the total return of the shares of Cellnex Telecom SA in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%**.

	Total Spain		$5,828,303

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(continued)

			September 30, 2022
Notional	Maturity		Unrealized
Amount	Date*		Gain ***

	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Gain - (continued)
	Taiwan – 0.09%
	Semiconductor Components - Integrated Circuits - 0.09%
$(2,924,980)	1/25/2024	Novatek Microelectronics, Ltd.	$1,416,384

		Agreement with Morgan Stanley, dated 07/19/2013 to deliver the total return of the shares of Novatek Microelectronics, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 3.50%**.

(1,234,900)	1/25/2024	United Microelectronics Corp.	350,299

		Agreement with Morgan Stanley, dated 08/08/2013 to deliver the total return of the shares of United Microelectronics Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 2.75%**.

	Total Taiwan		$1,766,683

	United Kingdom – 0.35%
	Cosmetics & Toiletries - 0.11%
(12,832,106)	1/4/2024	Unilever PLC	2,099,577

		Agreement with Morgan Stanley, dated 12/23/2019 to deliver the total return of the shares of Unilever PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.35%**.

	Food - Retail - 0.16%
(4,410,000)	12/14/2023	Marks & Spencer Group PLC	3,122,354

		Agreement with Morgan Stanley, dated 02/16/2016 to deliver the total return of the shares of Marks & Spencer Group PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%**.

	Retail - Apparel / Shoes - 0.08%
(4,450,961)	12/14/2023	Next PLC	1,616,887

		Agreement with Morgan Stanley, dated 03/24/2016 to deliver the total return of the shares of Next PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%**.

	Total United Kingdom		$6,838,818
	Total Return Swap Contracts - Unrealized Gain****		$78,721,964

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(continued)

			September 30, 2022
Notional	Maturity		Unrealized
Amount	Date*		(Loss) ***

	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Loss - (1.94%)
	United States – (0.61%)
	Private Equity - (0.61%)
$57,796,109	6/3/2024	The Carlyle Group, Inc.	$(11,667,720)

		Agreement with Morgan Stanley, dated 11/16/2017 to receive the total return of the shares of The Carlyle Group, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.45%**.

	Total United States		$(11,667,720)

	Brazil – (0.15%)
	Finance - Other Services - (0.15%)
29,787,181	2/2/2023	B3 SA-Brasil Bolsa Balcao	(2,908,835)

		Agreement with Morgan Stanley, dated 01/30/2019 to receive the total return of the shares of B3 SA-Brasil Bolsa Balcao in exchange for interest based on the Daily Fed Funds Effective Rate plus 1.00%**.

	Total Brazil		$(2,908,835)

	China – (0.69%)
	Applications Software - (0.69%)
32,033,453	7/16/2024	Glodon Co., Ltd., Class A	(13,346,038)
\
		Agreement with Morgan Stanley, dated 07/10/2020 to receive the total return of the shares of Glodon Co., Ltd., Class A in exchange for interest based on the Daily Fed Funds Effective Rate plus 1.25%**.

	Total China		$(13,346,038)

	Ireland – (0.12%)
	Commercial Services - Finance - (0.12%)
6,862,817	12/14/2023	Experian PLC	(2,270,225)

		Agreement with Morgan Stanley, dated 09/07/2021 to receive the total return of the shares of Experian PLC in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%**.

	Total Ireland		$(2,270,225)

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(concluded)

			September 30, 2022
Notional	Maturity		Unrealized
Amount	Date*		(Loss) ***

	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Loss - (continued)
	South Korea – (0.29%)
	Petrochemicals - (0.29%)
$16,519,598	8/14/2023	LG Chem, Ltd.	$(5,546,380)

		Agreement with Morgan Stanley, dated 01/07/2022 to receive the total return of the shares of LG Chem, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.90%**.

	Total South Korea		$(5,546,380)

	Taiwan – (0.08%)
	Computers - Peripheral Equipment - (0.02%)
(1,975,688)	1/25/2024	Innolux Display Corp.	(351,365)

		Agreement with Morgan Stanley, dated 03/18/2010 to deliver the total return of the shares of Innolux Display Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 9.75%**.

	Electronic Components - Miscellaneous - (0.06%)
(2,797,085)	1/25/2024	AUO Corp.	(1,224,445)

		Agreement with Morgan Stanley, dated 07/26/2012 to deliver the total return of the shares of AUO Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 15.00%**.

	Total Taiwan		$(1,575,810)
	Total Return Swap Contracts - Unrealized Loss*****		$(37,315,008)
	Total Swap Contracts, net		$41,406,956

*	Per the terms of the executed swap agreement, no periodic payments were made. A single payment is made upon the maturity of each swap contract.
**	Financing rate is variable. Rate indicated is as of September 30, 2022.
***	The fair value of the Total Return Swap Contracts is the same as the unrealized gain/(loss). For this reason, fair value has not been separately shown. Additionally, there were no upfront payments or receipts related to any of the Total Return Swap Contracts.
****	Includes all Total Return Swap Contracts in a gain position. The unrealized gain on these contracts are included as part of unrealized gain on Total Return Swap Contracts in the Statement of Assets, Liabilities and Members’ Capital.
*****	Includes all Total Return Swap Contracts in a loss position. The unrealized loss on these contracts are included as part of unrealized loss on Total Return Swap Contracts in the Statement of Assets, Liabilities and Members’ Capital.

The following is a summary of the inputs used, as of September 30, 2022, in valuing the Company’s investments at fair value

Assets:		Liabilities:
Valuation Inputs		Valuation Inputs
Level 1 - Quoted Prices		Level 1 - Quoted Prices
Investments in Securities		Securities Sold, Not Yet Purchased
Common Stock	$2,022,669,412	Common Stock	$759,286,585
Equity Options	198,024,796	Equity Options	-
Level 2 - Other Significant		Level 2 - Other Significant
Observable Inputs		Observable Inputs
Total Return Swaps	78,721,964	Total Return Swaps	37,315,008
Currency Options	8,900,390	Currency Options	-
Level 3 - Other Significant		Level 3 - Other Significant
Unobservable Inputs	-	Unobservable Inputs	-
Total	$2,308,316,562	Total	$796,601,593

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